U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                Read instructions at end of Form before preparing
                           Form. Please print or type.


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1.    Name and address of issuer:

      State Street Research Equity Trust
      One Financial Center
      Boston, MA 02111

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2.    Name of each series or class of funds for which this notice is filed:

      State Street Research Capital Appreciation Fund
      State Street Research Equity Income Fund
      State Street Research Equity Investment Fund
      State Street Research Global Resources Fund

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3.    Investment Company Act File Number:    811-4624

      Securities Act File Number:            33-4296

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4.    Last day of fiscal year for which this notice is filed:     June 30, 1997

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5.    Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                          [ ]

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6.    Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
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7.    Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      State Street Research Capital Appreciation Fund shares                 0
      State Street Research Equity Income Fund shares                        0
      State Street Research Equity Investment Fund shares                    0
      State Street Research Global Resources Fund shares                     0
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8.    Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      State Street Research Capital Appreciation Fund shares                0
      State Street Research Equity Income Fund shares                       0
      State Street Research Equity Investment Fund shares                   0
      State Street Research Global Resources Fund shares                    0
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9.    Number and aggregate sale price of securities sold during the fiscal year:

      Number of securities sold:

      State Street Research Capital Appreciation Fund shares       18,521,622
      State Street Research Equity Income Fund shares               7,133,384
      State Street Research Equity Investment Fund shares           3,253,042
      State Street Research Global Resources Fund shares            9,386,275

      Aggregate sale price of securities sold:

      State Street Research Capital Appreciation Fund shares     $213,260,531
      State Street Research Equity Income Fund shares              97,939,617
      State Street Research Equity Investment Fund shares          56,335,486
      State Street Research Global Resources Fund shares          199,213,018
                                                                 ------------
                                                                 $566,748,652
                                                                 ============

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10.   Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Number of securities sold:

      State Street Research Capital Appreciation Fund shares       18,521,622
      State Street Research Equity Income Fund shares               7,133,384
      State Street Research Equity Investment Fund shares           3,253,042
      State Street Research Global Resources Fund shares            9,386,275

      Aggregate sale price of securities sold:

      State Street Research Capital Appreciation Fund shares     $213,260,531
      State Street Research Equity Income Fund shares              97,939,617
      State Street Research Equity Investment Fund shares          56,335,486
      State Street Research Global Resources Fund shares          199,213,018
                                                                 ------------
                                                                 $566,748,652
                                                                 ============

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


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      Number of securities issued:

      State Street Research Capital Appreciation Fund shares         2,890,955
      State Street Research Equity Income Fund shares                1,485,355
      State Street Research Equity Investment Fund shares              931,413
      State Street Research Global Resources Fund shares               175,105

      Aggregate sale price of securities issued:

      State Street Research Capital Appreciation Fund shares       $32,758,144
      State Street Research Equity Income Fund shares               18,089,956
      State Street Research Equity Investment Fund shares           15,031,628
      State Street Research Global Resources Fund shares             3,700,606
                                                                   -----------
                                                                   $69,580,334
                                                                  ============

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12.   Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year in reliance on rule 24f-2 (from Item 10):$  566,748,652
                                                                    -----------
      (ii)  Aggregate price of shares issued in connection with
            dividend reinvestment plans (from Item 11, if
            applicable):                                          +  69,580,334
                                                                    -----------
      (iii) Aggregate price of shares redeemed or repurchased
            during the fiscal year (if applicable):              -  387,935,076
                                                                    -----------
      (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
            pursuant to rule 24e-2 (if applicable):                 +         0
                                                                    -----------
      (v)   Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2
            [line (i), plus line (ii), less line (iii), plus line
            (iv)] (if applicable):                                  248,393,910
                                                                    -----------
      (vi)  Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law or
            regulation (see Instruction C.6):                       x    1/3300
                                                                    -----------
      (vii) Fee due [line (i) or line (v) multiplied by line (vi)]    $  75,271
                                                                    -----------

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.   Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                           [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

      August 20, 1997

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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ Darman A. Wing
                                ------------------------------------
                                 Darman A. Wing, Assistant Secretary

      Date  August 26, 1997

      *Please print the name and title of the signing officer below the signature.